Average Annual Total Returns - LVIP Dimensional International Core Equity Fund	Standard Class 1 year	Standard Class 5 years	Standard Class Since Inception	Standard Class Inception Date	Service Class 1 year	Service Class 5 years	Service Class Since Inception	Service Class Inception Date	MSCI World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI World ex USA Index (net dividends) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	6.86%	7.22%	4.55%	May 01, 2015	6.61%	6.95%	4.28%	May 01, 2015	7.59%	7.64%	4.64%